DEBENTURES	12 Months Ended
Dec. 31, 2020
DEBENTURES
DEBENTURES

 NOTE 16 — DEBENTURES

	General	Quantity as of December 31, 2020
Issuance	Meeting	Issued	Held in treasury	Maturity	2020	2019
14th	August 26, 2014	20,000	20,000	August 30, 2024	-	-
15th	November 09, 2018	1,500,000	-	November 21, 2022	1,500,985	1,504,436
16th - A	April 25, 2019	600,000	-	May 6, 2023	600,759	602,847
16th - B	April 25, 2019	800,000	-	May 6, 2026	800,673	803,761
Total Consolidated					2,902,417	2,911,044

Current					7,463	18,015
Non-current					2,894,954	2,893,029

The amortization schedules of long-term debentures are as follows:

	2020	2019
2022	1,497,760	1,496,591
2023	598,960	598,530
2027 on	798,234	797,908
	2,894,954	2,893,029

The debentures are denominated in Brazilian Reais, nonconvertible, and pay variable interest as a percentage of the CDI – Interbank Deposit Certificate.

The average interest rate was 2.90% for the year ended on December 31, 2020 (6.18% for the year ended on December 31, 2019).